10. Interests in affiliates (Tables)	12 Months Ended
Dec. 31, 2012
Interests In Affiliates Tables
Schedule of Investments in affiliates
A summary of the financial information of the affiliate, Zhejiang Tianlan Environmental Protection Technology Co. Ltd, is set forth below:

	2012	2011
Balance Sheet:	US$’000	US$’000

Current assets	57,431	49,064

Non-current assets	9,605	10,322

Total assets	67,036	59,386

Total liabilities	(42,889)	(35,154)

Total shareholders’ equity	24,147	24,232

	2012	2011
Operating results:	US$’000	US$’000

Net sales	44,543	45,966

Operating profits	616	6,899

Net (loss)/profits	(196)	6,407

The Group acquired 20% of the equity interests in Zhejiang Jia Huan Electronic Co. Ltd., (“Jia Huan”), a company incorporated in the PRC, for approximately US$2,610,000 in 2008. Jia Huan has been in the environmental protection business since 1969 and is based in Jin Hua, Zhejiang.

A summary of the financial information of the affiliate, Zhejiang Jia Huan Electronic Co. Ltd, is set forth below:

	2012	2011
Balance Sheet:	US$’000	US$’000

Current assets	17,371	16,645

Non-current assets	5,650	5,402

Total assets	23,021	22,047

Total liabilities	(9,893)	(9,295)

Total shareholders’ equity	13,128	12,752

	2012	2011
Operating results:	US$’000	US$’000

Net sales	12,631	8,151

Operating profits/(losses)	74	(903)

Net profits/(losses)	243	(749)